Company's Share Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 Year
Number of options
Outstanding, beginning of period	11,385,629
Granted	60,000
Exercised	(7,993,119)
Forfeited/Cancelled	(260,560)
Outstanding, end of period	3,191,950
Vested and expected to vest at the end of period	3,128,111
Exercisable at the end of period	2,187,850
Weighted-Average Exercise Price
Outstanding, beginning of period	$ 2.80
Granted	$ 6.71
Exercised	$ 2.50
Forfeited/Cancelled	$ 4.92
Outstanding, end of period	$ 2.69
Vested and expected to vest at the end of period	$ 2.69
Exercisable at the end of period	$ 2.68
Weighted average remaining contractual life (Years)
Outstanding, beginning of period	2.95
Outstanding, end of period	2.61
Vested and expected to vest at the end of period	2.61
Exercisable at the end of period	2.36
Aggregate intrinsic value
Outstanding, beginning of period	$ 49,161,052
Granted
Exercised
Forfeited/Cancelled
Outstanding, end of period	4,446.298
Vested and expected to vest at the end of period	4,357.372
Exercisable at the end of period	$ 3,070.057